SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]
13.	SHARE CAPITAL

(a)	Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders. As at December 31, 2017, the Company is not subject to externally imposed capital requirements.

(b)	Public Offerings

In July 2014, the Company filed a short form base shelf prospectus (the “Base Shelf”) that qualified for the distribution, including transactions that are deemed to be “at-the-market” (“ATM”) distributions, of up to CAN$200,000 of common shares, warrants or units of the Company comprising any combination of common shares and warrants (the “Securities”). The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws.

On November 25, 2015, the Company entered into an ATM equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of this ATM facility, the Company sold common stock having an aggregate offering value of $16,500 on the New York Stock Exchange. The Company determined, at its sole discretion, the timing and number of shares sold under the ATM facility. During the second quarter of 2016, the Company completed this ATM program issuing 7,218,125 common shares under the ATM facility at an average price of $2.13 per share for proceeds of $14,893, net of commission.

In May 2016, the Company filed a short form base shelf prospectus that qualifies for the distribution of up to CAN$175,000 of common shares, warrants or units of the Company comprising any combination of common shares and warrants (the “Securities”). The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws. The distribution of Securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are deemed to be ATM distributions.

On May 5, 2016, the Company entered into an ATM equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of this ATM facility, the Company may, from time to time, sell common stock having an aggregate offering value of up to $40,000 on the New York Stock Exchange. The Company determines, at its sole discretion, the timing and number of shares to be sold under the ATM facility. During the year ended December 31, 2016, the Company issued 10,245,347 common shares under the ATM facility at an average price of $3.90 per share for proceeds of $38,949, net of commission.

During the year ended December 31, 2016, the Company also recognized $843 of additional transaction costs, related to the two ATM financings, as share issuance costs which have been presented net of share capital.

(c)	Purchase Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company’s current stock option plan, approved by the Company’s shareholders in fiscal 2009 and re-ratified in 2015, at exercise prices determined by reference to the market value on the date of grant. The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 7.5% of the issued and outstanding shares at any time.

The following table summarizes the status of the Company’s stock option plan and changes during the year:

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted
	of shares	exercise price	of shares	average

Outstanding, beginning of year	4,458,050	$3.93	6,322,050	$3.80
Granted	1,572,000	$4.32	2,150,000	$4.30
Exercised	(60,000)	$3.03	(3,495,000)	$3.89
Cancelled	(177,250)	$5.49	(519,000)	$4.14
Outstanding, end of year	5,792,800	$4.00	4,458,050	$3.93

Options exercisable at year end	4,509,600	$3.91	2,921,550	$3.95

The following tables summarize information about stock options outstanding at December 31, 2017:

	Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
CAN $	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2017	(Number of Years)	Prices	December 31, 2017	Prices

$2.00 - $2.99	1,136,500	2.4	$2.65	1,136,500	$2.65
$4.00 - $4.99	4,656,300	3.0	$4.32	3,373,100	$4.33
	5,792,800	2.8	$4.00	4,509,600	$3.91

During the year ended December 31, 2017, the Company recognized share-based compensation expense of $2,759 (December 31, 2016 - $2,745) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted average fair values of stock options granted and the assumptions used to calculate compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Weighted average fair value of options granted during the year	$2.30	$2.14
Risk-free interest rate	0.85%	0.69%
Expected dividend yield	0%	0%
Expected stock price volatility	73%	67%
Expected option life in years	3.86	3.86

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2017, the unvested share option expense not yet recognized was $841 (December 31, 2016 - $1,039) which is expected to be recognized over the next 17 months.

(d)	Deferred Share Units

The Company has a Deferred Share Unit (“DSU”) plan whereby deferred share units may be granted to independent directors of the Company in lieu of compensation in cash or share purchase options. The DSUs vest immediately and are redeemable for cash based on the market value of the units at the time of a director’s retirement.

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted average
	of units	grant price	of units	grant price

Outstanding, beginning of year	510,560	$3.39	413,618	$3.21
Granted	37,832	$4.11	96,942	$4.19
Redeemed	-	-	-	-
Outstanding, end of period	548,392	$3.44	510,560	$3.39

Fair value at period end	548,392	$3.02	510,560	$4.75

During the year ended December 31, 2017, the Company recognized a recovery on directors compensation related to DSUs, which is included in general and administrative salaries, wages and benefits, of $484 (December 31, 2016 – expense of $1,213 based on the fair value of new grants and the change in the fair value of the DSUs granted in the current and prior years. As of December 31, 2017 there are 548,392 deferred share units outstanding (December 31, 2016 – 510,560) with a fair market value of $1,319 (December 31, 2016 - $1,804) recognized in accounts payable and accrued liabilities.

(e)	Share Appreciation Rights

As part of the Company’s bonus program, the Company grants share appreciation rights (“SARs”) to its employees in Mexico and Chile. The SARS are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company’s common shares between the SARs grant date and the exercise date.

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted average
	of units	grant price	of units	grant price

Outstanding, beginning of year	579,660	$4.20	690,000	$3.23
Granted	489,000	$3.30	364,500	$5.05
Exercised	(46,668)	$2.21	(299,508)	$3.32
Cancelled	(109,999)	$4.38	(175,332)	$3.67
Outstanding, end of period	911,993	$3.80	579,660	$4.20

Exercisable at the end of the period	212,672	$3.69	139,170	$3.34

During the year ended December 31, 2017, the Company recognized a recovery related to SARs, which is included in operation and exploration salaries, wages and benefits, of $139 (December 31, 2016 – expense of $893) based on the fair value of new grants and the change in the fair value of the SARs granted in the current and prior years. As of December 31, 2017 there are 911,993 SARs outstanding (December 31, 2016 – 579,660) with a fair market value of $341 (December 31, 2016 - $523) recognized in accounts payable and accrued liabilities.

The SARs are valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortizes the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(f)	Performance Share Units Plan

The Company has a Performance Share Unit (“PSU”) plan whereby performance share units may be granted to employees of the Company. Once performance conditions have been met, a PSU is redeemable into one common share entitling the holder to receive the common share for no additional consideration. The current maximum number of common shares authorized for issuance from treasury under the PSU plan is 1,000,000.

	Year Ended	Year Ended
	D ecember 31, 201 7	D ecember 31, 201 6
	Number	Number
	of units	of units

Outstanding, beginning of year	325,000	-
Granted	200,000	425,000
Cancelled	-	(100,000)
Settled for shares	(193,825)	-
Settled for cash	(131,175)	-
Outstanding, end of period	200,000	325,000

A total of 200,000 PSUs were granted during the year ended December 31, 2017 (December 31, 2016 – 425,000) under the Company’s PSU plan. The 200,000 PSUs vest on May 3, 2020, subject to achievement of pre-determined performance criteria. The PSUs vest at the end of a three year period if certain performance and vesting criteria, based on the Company’s share price performance relative to a representative group of other mining companies, has been met.

During the year ended December 31, 2016, 100,000 PSUs were cancelled resulting in 325,000 PSUs outstanding at December 31, 2016. The PSUs vested on January 1, 2017, upon the achievement of pre-determined performance and/or service criteria. On April 12, 2017, 193,825 common shares were issued and $449 was paid in cash in settlement of the 325,000 vested PSUs.

During the year ended December 31, 2017, the Company recognized share based compensation expense of $101 related to the PSUs (December 31, 2016 - $737).

(g)	Diluted Earnings per Share

	Year ended
	Dec. 31	Dec. 31
	2017	2016
Net earnings	$9,684	$3,910
Basic weighted average number of shares outstanding	127,340,834	117,505,811
Effect of dilutive securities:
Stock options	416,739	1,199,856
Performance share units	200,000	325,000
Diluted weighted average number of share outstanding	127,957,573	119,030,667

Diluted earnings per share	$0.08	$0.03

As of December 31, 2017 there are 3,905,800 anti-dilutive stock options (December 31, 2016 – 47,250 stock options).